REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE
REVENUE

4.    REVENUE

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Services transferred at a point in time:
Flights, net of discounts and fees	$212,660	$83,655	$403,134	$203,291
Aircraft management	47,594	31,846	96,017	51,630
Other	5,450	2,642	9,739	4,296

Services transferred over time:
Memberships	16,188	13,123	31,162	26,442
Aircraft management	2,361	2,380	4,818	3,384
Other	1,327	685	2,367	1,384
Total	$285,580	$134,331	$547,237	$290,427

Revenue in the consolidated statements of operations is presented net of discounts and incentives of $4.3 million and $7.5 million, for the three and six months ended June 30, 2021, respectively, and $1.8 million and $3.6 million for the three and six months ended June 30, 2020, respectively.

Contract Balances

Receivables from member and customer contracts are included within accounts receivable, net. As of June 30, 2021 and December 31, 2020, receivables from members and customers were $49.0 million and $36.3 million, respectively.

Deferred revenue consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Flights – Prepaid Blocks and jet cards	$523,513	$609,490
Memberships – annual dues	32,790	32,016
Memberships – initiation fees	4,024	3,870
Flights – credits	6,847	7,291
Other	525	411
Deferred revenue, total	567,699	653,078
Less: Deferred revenue, current	(565,732)	(651,096)
Deferred revenue, non-current	$1,967	$1,982

Changes in deferred revenue for the six months ended June 30, 2021 were as follows (in thousands):

Deferred revenue – beginning balance	$653,078
Amounts deferred during the period	353,052
Revenue recognized from amounts included in the deferred revenue beginning balance	(268,506)
Revenue from current period sales	(169,925)
Deferred revenue – ending balance	$567,699

Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied, as of June 30, 2021 approximates $283.3 million, $283.0 million, $1.0 million and $0.4 million for 2021, 2022, 2023 and 2024, respectively.

Costs to Obtain a Contract

Capitalized costs related to sales commissions and referral fees was $2.3 million and $4.0 million for the three and six months ended June 30, 2021, respectively, and $0.9 million and $2.1 million for the three and six months ended June 30, 2020, respectively.

As of June 30, 2021 and December 31, 2020, capitalized sales commissions and referral fees of $5.4 million and $5.0 million, respectively, are in prepaid expenses and other current assets and $0.8 million, respectively, are in other non-current assets on the consolidated balance sheets. Amortization expense related to capitalized sales commissions and referral fees included in sales and marketing expense in the consolidated statements of operations was $1.9 million and $3.5 million for the three and six months ended June 30, 2021, respectively, and $1.5 million and $3.7 million for the three and six months ended June 30, 2020, respectively.

4.    REVENUE

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer (in thousands):

	Year Ended December 31,
	2020	2019	2018
Services transferred at a point in time:
Flights, net of discounts and fees	$495,419	$334,263	$284,660
Recharge and recovery	124,881	—	—
Ground services – FBO	2,162	—	—
Other	7,230	4,781	4,441
Services transferred over time:
Memberships – annual dues	47,435	42,025	36,743
Memberships – initiation fees	7,187	3,843	6,300
Aircraft management – monthly fee	7,848	—	—
Ground services – MRO	2,819	—	—
Total	$694,981	$384,912	$332,144

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct service to the customer and is the basis of revenue recognition. We have elected to apply the portfolio approach to contracts with similar performance obligations. To determine the proper revenue recognition method for contracts, we used judgment to evaluate whether two or more contracts should be combined and accounted for as a portfolio and whether the combined or single contract should be accounted for as more than one performance obligation. There are some contracts which have additional performance obligations that require allocation of the transaction price, such as allowing upgrades to a different aircraft or providing discounts on prepaid flights. The amount of reallocations was not material for the years ended December 31, 2020, 2019 and 2018. During 2019, we started to sell flights to wholesale customers that are not members as a result of our acquisition of Travel Management Company (see Note 5).

Transaction Price

The transaction prices for each of our primary revenue streams are as follows:

●	Flights — The fixed quoted amount including any flight credits.
●	Memberships — The initiation fee, less any flight credits, when signing up and annual dues for all years thereafter.
●	Ground services (FBO and MRO) — Time and materials incurred for the work performed or services rendered; and,
●	Aircraft management — The fixed monthly fee to manage the aircraft over the contractual term plus the recovery of owner-incurred expenses and recharge costs that are based on the expenses we incur to operate and maintain the aircraft.

If there is a group of performance obligations bundled in a contract, the transaction price is allocated based upon the relative standalone selling prices of the promised services underlying each performance obligation.

Payment Terms

Under standard payment terms, the member or customer agrees to pay the full stated price in the contract and financing of the transaction is not provided. Revenue in the consolidated statements of operations is presented net of discounts and incentives of $9.5 million, $11.3 million, and $13.8 million, for the years ended December 31, 2020, 2019 and 2018, respectively. We generally do not issue refunds for flights unless there is a failure to meet a service obligation with respect to such flight. Refunded amounts for initiation fees and annual dues are granted to some customers that no longer wish to remain members following their first flight and were not material for the years ended December 31, 2020, 2019 and 2018.

Contract Balances

Receivables from member and customer contracts are included within accounts receivable, net. As of December 31, 2020 and 2019, receivables from members and customers were $36.3 million and $13.5 million, respectively.

Contract liabilities represent obligations to transfer services to a member or customer for which we have already received consideration. Purchases of flights, Blocks, jet card deposits, initiation fees including flight credits, and annual dues payments are received up front in advance of performance under the contract and initially deferred as a liability. Prepaid flights, Blocks and flight credits are recognized as revenue and the deferred revenue liability is reduced at the point in time a flight segment is taken. The initiation fee is recognized upon acquisition of the contract on a straight-line basis over the estimated customer relationship period, which approximates three years. The initial annual dues are recognized upon acquisition of the contract on a straight-line basis for a specified length of time, usually 12 months. Any subsequent recurring contract renewals are recognized on a straight-line basis over an estimated period of 12 months from the date the contract is renewed.

The balance classified as current deferred revenue includes prepaid flights and flight credits, annual dues and initiation fees. Prepaid flights and flight credits are redeemable for flights at any time. The balance classified as non-current deferred revenue includes the portion of initiation fees that are estimated to be satisfied in service periods beyond 12 months following the balance sheet date.

Deferred revenue consists of the following (in thousands):

	December 31,
	2020	2019
Flights – Blocks and jet cards	$609,490	$219,839
Memberships – annual dues	32,016	24,667
Memberships – initiation fees	3,870	2,715
Flights – credits	7,291	5,032
Other	411	1,815
Deferred revenue, total	653,078	254,068
Less: Deferred revenue, current	(651,096)	(252,737)
Deferred revenue, non-current	$1,982	$1,331

A rollforward of the amounts included in deferred revenue consists of the following (in thousands):

	December 31,
	2020	2019
Deferred revenue – beginning balance	$254,068	$222,639
Amounts deferred during the period	954,840	416,342
Revenue recognized from amounts included in deferred revenue beginning balance	(154,138)	(165,302)
Revenue from current period sales	(401,692)	(219,611)
Deferred revenue – ending balance	$653,078	$254,068

Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied, as of December 31, 2020 approximates $651.1 million, $1.1 million and $0.8 million for 2021, 2022 and 2023, respectively.

Costs to Obtain a Contract

Commissions are granted to certain employees and consultants separately for the initial sales of memberships, additional subsequent contract renewals, flights, or when a member purchases Blocks on their account. Commissions are also granted for the execution of aircraft management agreements, additional subsequent contract renewals, and performance over the contractual term. In addition, members are eligible to receive a credit if they refer a new customer who signs up for membership in the Wheels Up program. The cost of commissions and referral fees are capitalized as an asset on the consolidated balance sheets as these are incremental amounts directly related to attaining a contract with a member. Capitalized costs related to sales commissions and referral fees was $6.3 million, $9.4 million and $6.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, respectively, capitalized sales commissions and referral fees of $5.0 million and $6.6 million are in prepaid expenses and other current assets and $0.8 million and $1.1 million are in other non-current assets on the consolidated balance sheets.

Amounts capitalized for certain costs incurred to obtain a contract are periodically reviewed for impairment and amortized on a straight-line basis concurrently over the same period of benefit in which the associated contract revenue is recognized. Amortization expense related to capitalized sales commissions and referral fees included in sales and marketing expense in the consolidated statements of operations was $7.4 million, $7.0 million, and $6.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. No impairments of these capitalized contract costs were identified for the years ended December 31, 2020, 2019 and 2018. Any costs that would have been incurred regardless of whether the contract was obtained are expensed as incurred.